Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		$ 410,447		$ 364,444		$ 389,954
Level 3 assets, Total gains (losses) included in net income		5,996	[1]	63,099	[2]	151	[3]
Level 3 assets, Total gains (losses) included in OCI		(7,887)		2,679		(6,551)
Level 3 assets, Transfers into Level 3		190		40,734		9,663
Level 3 assets, Transfers out of Level 3		(19,414)		(39,349)		(4,160)
Level 3 liabilities, Balance at beginning of period		(7,391)		(9,197)		(17,877)
Level 3 liabilities, Total gains (losses) included in net income		(509)	[1]	1,806	[2]	8,680	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0
Level 3 liabilities, Transfers into Level 3		0
Level 3 liabilities, Transfers out of Level 3		0
Level 3 assets, Purchases		2,631		6,573		7,249
Level 3 assets, Sales		(7,529)		(11,955)		(25,682)
Level 3 assets, Issues		0
Level 3 assets, Settlements		(14,759)		(15,778)		(6,180)
Level 3 assets, Balance at end of period		369,675		410,447		364,444
Level 3 liabilities, Purchases		0
Level 3 liabilities, Sales		0
Level 3 liabilities, Issues		0
Level 3 liabilities, Settlements		0
Level 3 liabilities, Balance at end of period		(7,900)		(7,391)		(9,197)
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		42,422		51,315		67,672
Level 3 assets, Total gains (losses) included in net income		336	[1]	(360)	[2]	(1,960)	[3]
Level 3 assets, Total gains (losses) included in OCI		(1,309)		2,874		2,614
Level 3 assets, Transfers into Level 3		0
Level 3 assets, Transfers out of Level 3		0		(4,940)
Level 3 assets, Purchases		0
Level 3 assets, Sales		(7,256)		(4,559)		(15,067)
Level 3 assets, Issues		0
Level 3 assets, Settlements		(1,907)		(1,908)		(1,944)
Level 3 assets, Balance at end of period		32,286		42,422		51,315
Corporate - public
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		16,035
Level 3 assets, Total gains (losses) included in net income	[1]	0
Level 3 assets, Total gains (losses) included in OCI		(654)
Level 3 assets, Transfers into Level 3		0
Level 3 assets, Transfers out of Level 3		(4,642)
Level 3 assets, Purchases		0
Level 3 assets, Sales		0
Level 3 assets, Issues		0
Level 3 assets, Settlements		(600)
Level 3 assets, Balance at end of period		10,139		16,035
Corporate - privately placed
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		236,530
Level 3 assets, Total gains (losses) included in net income	[1]	7,611
Level 3 assets, Total gains (losses) included in OCI		(5,368)
Level 3 assets, Transfers into Level 3		0
Level 3 assets, Transfers out of Level 3		(14,772)
Level 3 assets, Purchases		0
Level 3 assets, Sales		0
Level 3 assets, Issues		0
Level 3 assets, Settlements		(12,143)
Level 3 assets, Balance at end of period		211,858		236,530
Asset Backed Securities - CDO
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		9,525
Level 3 assets, Total gains (losses) included in net income	[1]	0
Level 3 assets, Total gains (losses) included in OCI		125
Level 3 assets, Transfers into Level 3		0
Level 3 assets, Transfers out of Level 3		0
Level 3 assets, Purchases		0
Level 3 assets, Sales		0
Level 3 assets, Issues		0
Level 3 assets, Settlements		0
Level 3 assets, Balance at end of period		9,650		9,525
Asset Backed Securities - consumer and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		15,820
Level 3 assets, Total gains (losses) included in net income	[1]	0
Level 3 assets, Total gains (losses) included in OCI		(116)
Level 3 assets, Transfers into Level 3		0
Level 3 assets, Transfers out of Level 3		0
Level 3 assets, Purchases		0
Level 3 assets, Sales		0
Level 3 assets, Issues		0
Level 3 assets, Settlements		0
Level 3 assets, Balance at end of period		15,704		15,820
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		320,332		335,542		354,993
Level 3 assets, Total gains (losses) included in net income		7,947	[1]	6,897	[2]	6,549	[3]
Level 3 assets, Total gains (losses) included in OCI		(7,322)		2,679		(6,551)
Level 3 assets, Transfers into Level 3		0		40,734		9,663
Level 3 assets, Transfers out of Level 3		(19,414)		(39,349)		(4,160)
Level 3 assets, Purchases		0		1,500		6,910
Level 3 assets, Sales		(7,256)		(11,955)		(25,682)
Level 3 assets, Issues		0
Level 3 assets, Settlements		(14,650)		(15,716)		(6,180)
Level 3 assets, Balance at end of period		279,637		320,332		335,542
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		5,000
Level 3 assets, Total gains (losses) included in net income	[1]	14
Level 3 assets, Total gains (losses) included in OCI		(565)
Level 3 assets, Transfers into Level 3		190
Level 3 assets, Transfers out of Level 3		0
Level 3 assets, Purchases		2,569		5,000
Level 3 assets, Sales		(273)
Level 3 assets, Issues		0
Level 3 assets, Settlements		0
Level 3 assets, Balance at end of period		6,935		5,000
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		554		1,076		306
Level 3 assets, Total gains (losses) included in net income		(178)	[1]	(533)	[2]	431	[3]
Level 3 assets, Total gains (losses) included in OCI		0
Level 3 assets, Transfers into Level 3		0
Level 3 assets, Transfers out of Level 3		0
Level 3 assets, Purchases		62		73		339
Level 3 assets, Sales		0
Level 3 assets, Issues		0
Level 3 assets, Settlements		(109)		(62)
Level 3 assets, Balance at end of period		329		554		1,076
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		84,561		27,826		34,655
Level 3 assets, Total gains (losses) included in net income		(1,787)	[1]	56,735	[2]	(6,829)	[3]
Level 3 assets, Total gains (losses) included in OCI		0
Level 3 assets, Transfers into Level 3		0
Level 3 assets, Transfers out of Level 3		0
Level 3 assets, Purchases		0
Level 3 assets, Sales		0
Level 3 assets, Issues		0
Level 3 assets, Settlements		0
Level 3 assets, Balance at end of period		82,774		84,561		27,826
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		252,565		259,428		260,351
Level 3 assets, Total gains (losses) included in net income				7,257	[2]	8,509	[3]
Level 3 assets, Total gains (losses) included in OCI				(741)		(8,214)
Level 3 assets, Transfers into Level 3				40,734		9,663
Level 3 assets, Transfers out of Level 3				(34,409)		(4,160)
Level 3 assets, Purchases				1,500		6,910
Level 3 assets, Sales				(7,396)		(10,615)
Level 3 assets, Settlements				(13,808)		(3,016)
Level 3 assets, Balance at end of period				252,565		259,428
ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		25,345		24,799		26,970
Level 3 assets, Total gains (losses) included in OCI				546		(951)
Level 3 assets, Settlements						(1,220)
Level 3 assets, Balance at end of period				25,345		24,799
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		(7,391)		(9,197)		(17,877)
Level 3 liabilities, Total gains (losses) included in net income		(509)	[1]	1,806	[2]	8,680	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0
Level 3 liabilities, Transfers into Level 3		0
Level 3 liabilities, Transfers out of Level 3		0
Level 3 liabilities, Purchases		0
Level 3 liabilities, Sales		0
Level 3 liabilities, Issues		0
Level 3 liabilities, Settlements		0
Level 3 liabilities, Balance at end of period		$ (7,900)		$ (7,391)		$ (9,197)

[1]	The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.
[2]	The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.
[3]	The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.